Intangible Assets (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Amortization expense	$ 133,229	$ 102,812	$ 211,067	$ 85,677
Termination of Franchise Agreement [Member]
Impairment loss	$ 202,586